Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of unrealized holding losses and fair value of held to maturity securities

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Gains	Fair Value as of September 30, 2022
Cash	$1,523	$—	$—	$1,523
U.S. Treasury Securities	347,126,365	—	20,536	347,146,901

	$347,127,888	$—	$20,536	$347,148,424

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$484	$—	$—	$484
U.S. Treasury Securities	345,105,197	—	(6,065)	345,099,132

	$345,105,681	$—	$(6,065)	$345,099,616

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$484	$—	$—	$484
U.S. Treasury Securities	345,105,197		(6,065)	345,099,132

	$345,105,681	$—	$(6,065)	$345,099,616

Schedule of basic and diluted net income (loss) per share for each class of ordinary share

	For the Three Months Ended September 30, 2022		For the Nine Months Ended September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$2,723,876	$680,969	$5,380,889	$1,345,222

Denominator:
Weighted average shares outstanding	34,500,000	8,625,000	34,500,000	8,625,000

Basic and diluted net income per share	$0.08	$0.08	$0.16	$0.16

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$4,751,559	$1,032,948	$4,983,326	$1,388,495

Denominator:
Weighted average shares outstanding	34,500,000	7,500,000	26,917,582	7,500,000

Basic and diluted net income per share	$0.14	$0.14	$0.19	$0.19

	For the Year Ended December 31, 2021		For the period from December 23, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$3,967,193	$1,161,457	$—	$(5,494)

Denominator:
Weighted average shares outstanding	28,828,767	8,440,068	—	7,500,000

Basic and diluted net income (loss) per share	$0.14	$0.14	$—	$(0.00)